UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                     DATE OF REPORTING PERIOD: JULY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                                   JULY 31, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK - 98.8%
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                      -----------   ------------
AUSTRALIA - 3.4%
   CSL (A)                                                 60,000   $  4,519,671
   Santos (A)                                             450,000      5,073,118
                                                                    ------------
                                                                       9,592,789
                                                                    ------------

AUSTRIA - 1.7%
   Wienerberger (A)                                        70,000      4,837,752
                                                                    ------------

BELGIUM - 1.4%
   Fortis (A)                                             100,000      3,943,304
                                                                    ------------

BRAZIL - 1.7%
   Cia Vale do Rio Doce ADR                               100,000      4,901,000
                                                                    ------------

CHINA - 0.5%
   PetroChina ADR (B)                                      10,000      1,472,600
                                                                    ------------

FINLAND - 2.2%
   Nokia (A)                                              220,000      6,287,848
                                                                    ------------

FRANCE - 9.2%
   AXA (A)                                                110,000      4,294,913
   BNP Paribas (A)                                         40,000      4,399,244
   Sanofi-Aventis (A)                                      45,000      3,771,228
   STMicroelectronics (A)                                 165,000      2,833,555
   Total (A)                                               75,000      5,909,381
   Vivendi (A)                                            115,000      4,887,278
                                                                    ------------
                                                                      26,095,599
                                                                    ------------

GERMANY - 7.7%
   Allianz (A)                                             21,000      4,467,808
   Bayerische Motoren Werke (A)                            65,000      4,035,733
   Continental (A)                                         25,000      3,604,281
   E.ON (A)                                                25,000      3,935,932

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                                   JULY 31, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                      -----------   ------------
GERMANY - CONTINUED
   MAN (A)                                                 40,000   $  5,782,384
                                                                    ------------
                                                                      21,826,138
                                                                    ------------

GREECE - 1.4%
   EFG Eurobank Ergasias (A)                              108,000      3,838,212
                                                                    ------------

HONG KONG - 1.8%
   Henderson Land Development (A)                         700,000      5,042,399
                                                                    ------------

INDIA - 1.0%
   Infosys Technologies ADR (B)                            60,000      2,976,000
                                                                    ------------

ISRAEL - 1.5%
   Teva Pharmaceutical ADR                                100,000      4,202,000
                                                                    ------------

ITALY - 4.3%
   Capitalia (A)                                          450,000      4,242,937
   Mediaset (A)(B)                                        420,000      4,374,184
   Telecom Italia, Ordinary Shares (A)                    800,000      2,142,645
   Telecom Italia, Savings Shares (A)                     675,000      1,457,319
                                                                    ------------
                                                                      12,217,085
                                                                    ------------

JAPAN - 21.7%
   Asahi Breweries (A)                                    225,000      3,186,864
   Asahi Glass (A)(B)                                     350,000      4,662,452
   Astellas Pharma (A)                                    100,000      4,087,607
   Canon (A)                                               70,000      3,681,158
   East Japan Railway (A)                                     800      5,903,647
   Fanuc (A)                                               40,000      4,307,896
   Komatsu (A)                                            190,000      5,966,378
   Kubota (A)                                             350,000      2,891,599
   Lawson (A)(B)                                          110,000      3,763,156
   Mitsubishi UFJ Financial Group (A)                         400      4,247,237
   Nippon Oil (A)                                         500,000      4,429,210
   Nippon Yusen (A)                                       525,000      5,266,214

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                                   JULY 31, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                      -----------   ------------
JAPAN - CONTINUED
   Nissan Chemical Industries (A)(B)                      300,000   $  3,715,099
   Osaka Gas (A)                                          810,000      2,779,289
   Shionogi (A)                                           175,000      2,778,763
                                                                    ------------
                                                                      61,666,569
                                                                    ------------

NETHERLANDS - 1.7%
   TNT (A)(B)                                             110,000      4,723,102
                                                                    ------------

PORTUGAL - 1.9%
   Portugal Telecom (A)                                   375,000      5,247,112
                                                                    ------------

SINGAPORE - 1.8%
   DBS Group Holdings (A)                                 350,000      5,228,889
                                                                    ------------

SPAIN - 4.1%
   Banco Sabadell (A)(B)                                  335,000      3,607,632
   Inditex (A)(B)                                          85,000      5,087,056
   Repsol YPF (A)(B)                                       80,000      3,017,395
                                                                    ------------
                                                                      11,712,083
                                                                    ------------

SWEDEN - 1.4%
   Nordea Bank (A)                                        240,000      3,841,158
                                                                    ------------

SWITZERLAND - 7.0%
   ABB (A)                                                250,000      6,004,193
   Credit Suisse Group (A)                                 90,000      5,863,068
   Novartis (A)                                            95,000      5,117,462
   Swiss Reinsurance (A)                                   35,000      2,999,094
                                                                    ------------
                                                                      19,983,817
                                                                    ------------

TAIWAN - 1.9%
   Acer (A)                                             1,530,000      3,351,712
   Taiwan Semiconductor Manufacturing ADR (B)             197,716      2,006,817
                                                                    ------------
                                                                       5,358,529
                                                                    ------------

UNITED KINGDOM - 19.5%
   Barclays (A)                                           250,000      3,513,164

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                                   JULY 31, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                      -----------   ------------
UNITED KINGDOM - CONTINUED
   BG Group (A)                                           375,000   $  6,102,805
   Cadbury Schweppes                                      250,000      3,100,261
   Cadbury Schweppes ADR                                   40,000      1,989,200
   Diageo (A)                                             230,000      4,700,210
   GlaxoSmithKline ADR (B)                                 80,000      4,086,400
   Kingfisher (A)                                       1,100,000      4,720,967
   Lloyds TSB Group (A)                                   425,000      4,782,896
   Persimmon (A)                                          200,000      4,679,823
   Royal Bank of Scotland Group (A)                       420,000      5,002,799
   Royal Dutch Shell, Cl B (B)                             86,199      3,410,158
   Royal Dutch Shell, Cl B ADR (B)                         20,000      1,585,600
   Vedanta Resources (A)                                  110,000      3,936,301
   WPP Group (A)                                          250,000      3,584,329
                                                                    ------------
                                                                      55,194,913
                                                                    ------------
   TOTAL COMMON STOCK
     (Cost $178,178,338)                                             280,188,898
                                                                    ------------

--------------------------------------------------------------------------------
MASTER NOTES - 5.3%
--------------------------------------------------------------------------------

                                                      FACE AMOUNT
                                                      -----------
   Bear Stearns
      5.575%, 08/01/07 (C)(D)                         $ 5,000,000      5,000,000
   JPMorgan Securities
      5.455%, 08/15/07 (C)(D)                          10,000,000     10,000,000
                                                                    ------------

   TOTAL MASTER NOTES
      (Cost $15,000,000)                                              15,000,000
                                                                    ------------

--------------------------------------------------------------------------------
COMMERCIAL PAPER - 0.9%
--------------------------------------------------------------------------------
   Autobahn Funding
      5.501%, 08/01/07 (C)(E)
      (Cost $2,499,618)                                 2,500,000      2,499,618
                                                                    ------------

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                                   JULY 31, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 6.6%
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT         VALUE
                                                      -----------   ------------
   Bank of America
      5.430%, dated 07/31/07, to be repurchased
      on 08/01/07, repurchase price $15,246,139
      (collateralized by a corporate obligation,
      par value $15,965,082, 3.375%, 08/01/08,
      total market value $16,006,032)(C)              $15,243,840   $ 15,243,840
   Morgan Stanley
      5.000%, dated 07/31/07, to be repurchased
      on 08/01/07, repurchase price $3,492,250
      (collateralized by a U.S. Treasury obligation,
      par value $2,886,380, 3.500%, 01/15/11,
      total market value $3,561,608)                    3,491,765      3,491,765
                                                                    ------------

   TOTAL REPURCHASE AGREEMENTS
      (Cost $18,735,605)                                              18,735,605
                                                                    ------------

   TOTAL INVESTMENTS - 111.6%
      (Cost $214,413,561) +                                         $316,424,121
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $283,579,833.

(A) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2007 WAS $250,458,862 AND REPRESETED 88.3% OF NET ASSETS.
(B) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AS OF JULY 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AS OF JULY 31, 2007 WAS $31,287,145.
(C) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2007 WAS $32,743,458.
(D) FLOATING RATE SECURITY. THE RATE DISCLOSED IS THE RATE IN EFFECT ON JULY 31, 2007.
(E)   THE RATE SHOWN IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
ADR  - AMERICAN DEPOSITARY RECEIPT
CL   - CLASS

+ AT JULY 31, 2007, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $214,413,561, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $102,993,009 AND $(982,449), RESPECTIVELY.

      FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.




                                                                 CSM-QH-001-0700

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Advisors' Inner Circle Fund


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President

Date: September 19, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President

Date: September 19, 2007

By (Signature and Title)*                   /s/ Michael Lawson
                                            -------------------------------
                                            Michael Lawson
                                            Controller & CFO

Date: September 19, 2007

* Print the name and title of each signing officer under his or her signature.